UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-04443
Eaton Vance Investment Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	December 31, 2005

Item 1. Schedule of Investments

Eaton Vance California Limited Maturity Municipals Fund                                              as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.4%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed / Prerefunded — 2.3%
$250	California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18	$274,035
520	California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	574,314
		$848,349
General Obligations — 4.2%
400	California, 5.25%, 2/1/14	434,480
1,000	California, 5.25%, 11/1/16	1,085,630
		$1,520,110
Hospital — 8.5%
500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/16	529,095
700	California Statewide Communities Development Authority, (Daughters of Charity Health System California), 5.00%, 7/1/22	716,212
700	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/16	744,352
130	Eastern Plumas Health Care District, 7.50%, 8/1/07	133,232
200	San Benito Health Care District, 5.375%, 10/1/12	204,922
400	Stockton Health Facilities, (Dameron Hospital), 5.70%, 12/1/14	417,864
300	Torrance Hospital, (Torrance Memorial Medical Center), 5.40%, 6/1/15	318,069
		$3,063,746
Industrial Development Revenue — 0.5%
200	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	195,644
		$195,644
Insured-Education — 5.2%
1,000	California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	1,051,470
475	California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	314,797
500	California Educational Facilities Authority, (Santa Clara University), (MBIA), 5.00%, 2/1/19	532,340
		$1,898,607

1

Insured-Electric Utilities — 6.2%
$1,000	California Pollution Control Financing Authority, (San Diego Gas and Electric), (MBIA), 5.90%, 6/1/14 (1)	$1,148,520
500	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	534,270
500	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	575,090
		$2,257,880
Insured-Escrowed / Prerefunded — 2.1%
210	California University Foundation Revenue, (Sacramento Auxiliary), (MBIA), Prerefunded to 10/1/12, 5.50%, 10/1/20	233,785
500	Napa County Flood Protection and Watershed Improvements Authority, (FGIC), Prerefunded to 6/15/09, 5.00%, 6/15/18	533,360
		$767,145
Insured-General Obligations — 23.8%
400	Barstow Unified School District, (FGIC), 5.25%, 8/1/18	434,108
1,000	Burbank Unified School District, (FGIC), 0.00%, 8/1/12	776,240
1,080	Fillmore Unified School District, (FGIC), 0.00%, 7/1/15	725,220
760	Fresno Unified School District, (MBIA), 5.80%, 2/1/16	878,058
750	Los Angeles Unified School District, (Election of 1997), (MBIA), 5.125%, 7/1/21	800,107
500	Oak Grove School District, (Election of 1995), (FGIC), 5.00%, 8/1/16	533,945
1,000	Redwood City Elementary School District, (FGIC), 5.00%, 8/1/15	1,094,950
1,000	San Diego Unified School District, (MBIA), 5.00%, 7/1/17	1,097,770
1,000	San Juan Unified School District, (FSA), 0.00%, 8/1/17	602,310
705	Ukiah Unified School District, (FGIC), 0.00%, 8/1/10	597,586
1,000	Walnut Valley Unified School District, (FGIC), 5.25%, 8/1/18	1,088,570
		$8,628,864
Insured-Hospital — 1.2%
400	California Statewide Communities Development Authority, (Sutter Health), (FSA), 6.00%, 8/15/13	436,132
		$436,132
Insured-Lease Revenue / Certificates of Participation — 6.4%
1,750	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/19	953,750
750	California Public Works, (UCLA Replacement Hospital), (FSA), 5.375%, 10/1/16	818,565
505	California State Public Works Board, (Department of Corrections), (AMBAC), 5.25%, 12/1/13	558,550
		$2,330,865

2

Insured-Special Tax Revenue — 11.1%
$600	Burbank Public Financing Authority, (Golden State Redevelopment), (AMBAC), 5.25%, 12/1/22	$647,292
1,050	California Economic Recovery, (FGIC), 5.25%, 7/1/14	1,165,783
1,000	Garden Grove Community Development (Tax Allocation), (AMBAC), 5.25%, 10/1/16	1,089,510
1,000	San Mateo County Transportation District, (MBIA), 5.25%, 6/1/17	1,120,190
		$4,022,775
Insured-Transportation — 5.4%
1,000	Puerto Rico Commonwealth Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	1,141,680
1,000	San Joaquin Hills, Transportation Corridor Agency Bridge & Toll Road, (MBIA), 0.00%, 1/15/12	795,490
		$1,937,170
Insured-Water and Sewer — 5.1%
1,000	Sacramento County, Sanitation Financing Authority, (AMBAC), 5.00%, 12/1/35	1,048,730
250	Sacramento County, Sanitation Financing Authority, (AMBAC), 5.50%, 12/1/19	286,977
500	Sunnyvale Financing Authority Water and Wastewater, (AMBAC), 5.00%, 10/1/22	527,885
		$1,863,592
Lease Revenue / Certificates of Participation — 3.1%
1,000	California Public Works, (University of California), 5.25%, 6/1/20	1,110,380
		$1,110,380
Other Revenue — 0.9%
295	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	318,379
		$318,379
Senior Living / Life Care — 0.7%
250	ABAG Finance Authority, (American Baptist Homes), 5.75%, 10/1/17	252,685
		$252,685
Solid Waste — 1.0%
350	Napa-Vallejo Waste Management Authority, (Solid Waste Transfer Facilities), (AMT), 5.10%, 2/15/14	352,961
		$352,961

3

Special Tax Revenue — 9.5%
$300	Alameda Public Financing Authority, 5.45%, 9/2/14	$306,561
240	Brentwood Infrastructure Financing Authority, 5.625%, 9/2/15	247,265
195	Corona Public Financing Authority, 5.70%, 9/1/13	195,275
200	Fontana Redevelopment Agency, (Jurupa Hills), 5.50%, 10/1/17	210,246
250	Jurupa Community Services District, 5.00%, 9/1/25	251,485
40	Moreno Valley Unified School District, (Community District No. 2003-2), 5.20%, 9/1/17	40,822
80	Moreno Valley Unified School District, (Community District No. 2003-2), 5.25%, 9/1/18	81,648
160	Murrueta Valley Unified School District, 5.70%, 9/1/17	170,722
390	Pomona Redevelopment Agency, (West Holt Avenue Redevelopment), 5.50%, 5/1/13	416,828
295	Rancho Cucamonga Public Finance Authority, 5.75%, 9/2/12	310,443
290	Roseville Special Tax, 6.00%, 9/1/11	313,006
200	Santa Margarita Water District, 6.10%, 9/1/14	215,118
200	Santaluz Community Facility District No. 2, 5.80%, 9/1/14	203,276
200	Torrance Redevelopment Agency, 5.50%, 9/1/12	207,430
250	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/16	263,370
		$3,433,495
Transportation — 0.8%
290	Port Redwood City, (AMT), 5.40%, 6/1/19	298,552
		$298,552
Water and Sewer — 1.4%
500	Metropolitan Water District, (Southern California Waterworks), 4.75%, 7/1/22	510,250
		$510,250
Total Tax-Exempt Investments — 99.4% (identified cost $34,608,990)		$36,047,581
Other Assets, Less Liabilities — 0.6%		$223,036
Net Assets — 100.0%		$36,270,617

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

4

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2005, 67.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 11.0% to 21.4% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at December 31, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
3/06	83 U.S. Treasury Bond	Short	$(9,339,741)	$(9,477,562)	$(137,821)

At December 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$34,584,590
Gross unrealized appreciation	$1,480,803
Gross unrealized depreciation	(17,812)
Net unrealized appreciation	$1,462,991

5

Eaton Vance Florida Limited Maturity Municipals Fund                                                   as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.5%

Principal
Amount
(000’s omitted)	Security	Value
Hospital — 5.3%
$1,000	Brevard County Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/18	$1,039,800
1,000	Highlands County Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/20	1,029,440
800	Highlands County, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/16	843,248
500	West Orange Healthcare District, 5.50%, 2/1/10	531,910
		$3,444,398
Housing — 1.1%
750	Capital Trust Agency, (Atlantic Housing Foundation), 4.50%, 7/1/15	755,482
		$755,482
Industrial Development Revenue — 0.8%
500	Polk County IDA, (Cargill Fertilizer), (AMT), 5.50%, 11/1/09	526,435
		$526,435
Insured-Electric Utilities — 6.7%
2,000	Escambia County Utilities Authority, (FGIC), 0.00%, 1/1/15	1,376,900
1,165	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	1,339,960
1,450	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,640,834
		$4,357,694
Insured-Escrowed / Prerefunded — 10.5%
5,000	Orange County, Tourist Development Tax, (AMBAC), Prerefunded to 10/1/09, 5.25%, 10/1/17	5,334,850
750	Palm Beach County Public Improvements, (Convention Center), (FGIC), Prerefunded to 1/01/11, 5.625%, 11/1/15	831,262
1,000	Port Saint Lucie Utility, (MBIA), Escrowed to Maturity, 0.00%, 9/1/15	668,410
		$6,834,522
Insured-General Obligations — 8.7%
500	Miami, (Homeland Defense), (MBIA), 0.00%, 1/1/12	394,900
1,000	Miami, (MBIA), 5.375%, 9/1/15	1,095,540
750	Miami-Dade County General Obligation, (Fire and Rescue Service District), (AMBAC), 5.25%, 4/1/17	806,302
1,000	Miami-Dade County School District, (FSA), 5.375%, 8/1/15	1,122,350
2,000	Puerto Rico, (MBIA), 5.50%, 7/1/18	2,293,960
		$5,713,052

1

Insured-Hospital — 3.8%
$750	Miami-Dade County, Health Facilities Authority, (Miami Children’s Hospital), (AMBAC), 5.625%, 8/15/16	$824,925
1,000	Saint Petersburg Health Facilities Authority, (All Children’s Hospital), (AMBAC), 5.50%, 11/15/17	1,083,400
500	Sarasota County Public Hospital, (MBIA), 5.25%, 7/1/18	550,915
		$2,459,240
Insured-Housing — 1.9%
620	Florida Housing Finance Authority, (Leigh Meadows Apartments), (AMBAC), (AMT), 5.85%, 9/1/10	637,267
585	Florida Housing Finance Authority, (Stottert Arms Apartments), (AMBAC), (AMT), 5.90%, 9/1/10	601,462
		$1,238,729
Insured-Miscellaneous — 5.8%
500	Florida Board of Education Lottery Revenue, (FGIC), 5.00%, 7/1/20	528,380
1,100	Florida Board of Education Lottery Revenue, (FGIC), 5.25%, 7/1/20	1,177,792
1,500	Jacksonville Entitlement Revenue, (Public Improvements), (FGIC), 5.00%, 10/1/21	1,587,915
500	Saint Johns County IDA, (Professional Golf Hall of Fame), (MBIA), 5.00%, 9/1/20	528,990
		$3,823,077
Insured-Solid Waste — 3.8%
1,750	Dade County, Resource Recovery Facilities, (AMBAC), (AMT), 5.30%, 10/1/07	1,802,552
1,100	Palm Beach Solid Waste Authority, (AMBAC), 0.00%, 10/1/16	693,033
		$2,495,585
Insured-Special Tax Revenue — 9.0%
1,755	Julington Creek Plantation Community Development District, (MBIA), 4.75%, 5/1/19	1,815,863
2,000	Miami-Dade County Professional Sports Franchise Facilities, (MBIA), 0.00%, 10/1/13	1,471,220
330	Miami-Dade County, (MBIA), 0.00%, 10/1/08	298,805
770	Seminole County Sales Tax, (FGIC), 5.375%, 10/1/19	837,837
595	St. Cloud, Sales Tax, (FGIC), 5.00%, 9/1/18	632,396
250	St. Cloud, Sales Tax, (FGIC), 5.00%, 9/1/19	265,712
500	Tamarac, Sales Tax, (FGIC), 5.00%, 4/1/18	531,795
		$5,853,628
Insured-Transportation — 11.2%
1,000	Broward County Airport System, (MBIA), (AMT), 5.375%, 10/1/13	1,049,080
1,750	Dade County, Seaport, (MBIA), 5.125%, 10/1/16	1,807,138

2

$2,000	Hillsborough County, Aviation Authority, (AMBAC), (AMT), 5.25%, 10/1/18	$2,159,020
2,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/19	2,305,000
		$7,320,238
Insured-Water and Sewer — 13.5%
2,260	Boynton Beach Utility System, (FGIC), 5.50%, 11/1/17	2,585,756
750	Hillsborough County, Capacity Assessment, (FSA), 5.125%, 3/1/20	798,143
1,320	Sebring Water and Wastewater, (FGIC), 5.25%, 1/1/15	1,437,137
1,000	Sunrise Utilities Systems, (AMBAC), 5.20%, 10/1/22	1,112,650
1,000	Sunrise Utilities Systems, (AMBAC), 5.50%, 10/1/18	1,135,120
1,000	Tallahassee, Consolidated Utilities System, (FGIC), 5.50%, 10/1/18	1,148,090
500	Tallahassee, Consolidated Utilities System, (FGIC), 5.50%, 10/1/19	577,275
		$8,794,171
Nursing Home — 1.4%
555	Okaloosa County, Retirement Rental Housing, (Encore Retirement Partners), 6.125%, 2/1/14	545,099
385	Orange County, Health Facilities Authority, (Westminister Community Care Services), 6.50%, 4/1/12	399,395
		$944,494
Senior Living / Life Care — 1.7%
250	Lee County IDA, (Shell Point Village), 5.50%, 11/15/21	256,473
250	Lee County IDA, (Shell Point Village), 5.75%, 11/15/14	260,650
585	North Miami HFA, (Imperial Club), 6.75%, 1/1/33	571,522
		$1,088,645
Special Tax Revenue — 7.7%
645	Concorde Estates Community Development District, Capital Improvements, 5.00%, 5/1/11	648,406
100	Covington Park Community Development District, Capital Improvements, 5.00%, 5/1/21	101,296
400	Dupree Lakes Community Development District, 5.00%, 11/1/10	400,908
50	Fishhawk Community Development District II, 5.00%, 11/1/07	50,239
350	Fishhawk Community Development District ll, 5.125%, 11/1/09	354,004
290	Gateway Services Community Development District, (Stoneybrook), 5.50%, 7/1/08	292,065
320	Heritage Harbour South Community Development District, (Capital Improvements), 5.25%, 11/1/08	321,994
145	Heritage Harbour South Community Development District, (Capital Improvements), 5.40%, 11/1/08	145,976
110	Longleaf Community Development District, 6.20%, 5/1/09	110,254
345	North Springs, Improvement District, (Heron Bay), 7.00%, 5/1/19	353,925

3

$1,000	Orlando Capital Improvements, 5.00%, 10/1/18	$1,047,210
570	Sterling Hill Community Development District, Capital Improvements, 5.50%, 11/1/10	573,773
600	Tisons Landing Community Development District, 5.00%, 11/1/11	601,314
40	Waterlefe Community Development District, Capital Improvements, 6.25%, 5/1/10	40,377
		$5,041,741
Transportation — 2.2%
1,340	Florida Turnpike Authority, 5.25%, 7/1/21	1,433,385
		$1,433,385
Utilities — 3.4%
240	Orlando Utilities Commission Water and Electric, 5.00%, 10/1/18	254,935
750	Orlando Utilities Commission Water and Electric, 5.00%, 10/1/22	791,910
1,100	Orlando Water and Electric Utilities Commission, 5.25%, 10/1/20	1,183,776
		$2,230,621
Total Tax-Exempt Investments — 98.5% (identified cost $62,127,477)		$64,355,137
Other Assets, Less Liabilities — 1.5%		$982,616
Net Assets — 100.0%		$65,337,753

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2005, 76.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 25.2% of total investments.

The Fund did not have any open financial instruments at December 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$62,083,845
Gross unrealized appreciation	$2,313,116
Gross unrealized depreciation	(41,824)
Net unrealized appreciation	$2,271,292

4

Eaton Vance Massachusetts Limited Maturity Municipals Fund                                     as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 15.2%
$580	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), 5.00%, 7/1/11	$603,165
1,000	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/19	1,070,070
400	Massachusetts Development Finance Agency, (Xaverian Brothers High School), 5.55%, 7/1/19	416,868
1,305	Massachusetts HEFA, (Boston College), 5.25%, 6/1/20	1,398,829
1,000	Massachusetts HEFA, (Boston College), 5.375%, 6/1/14	1,109,350
1,000	Massachusetts HEFA, (Harvard University), 5.00%, 7/15/22	1,059,400
1,000	Massachusetts HEFA, (Massachusetts Institute of Technology), 5.00%, 7/1/18	1,103,340
1,000	Massachusetts HEFA, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,135,170
750	Massachusetts HEFA, (Tufts University), 5.50%, 8/15/15	848,715
1,125	Massachusetts IFA, (Babson College), 5.375%, 10/1/17	1,167,952
500	Massachusetts IFA, (Belmont Hill School), 5.15%, 9/1/13	518,440
750	Massachusetts IFA, (St. Johns High School, Inc.), 5.70%, 6/1/18	787,245
500	Massachusetts IFA, (Wentworth Institute of Technology), 5.55%, 10/1/13	526,860
		$11,745,404
Electric Utilities — 0.7%
500	Massachusetts Development Finance Agency, (Devens Electric System), 5.75%, 12/1/20	535,445
		$535,445
Escrowed / Prerefunded — 8.4%
350	Massachusetts Development Finance Agency, (YMCA of Greater Boston), Prerefunded to 11/1/08, 5.25%, 11/1/13	372,747
485	Massachusetts IFA, (Dana Hall), Prerefunded to 7/1/07, 5.90%, 7/1/27	511,583
1,030	Massachusetts IFA, (Park School), Prerefunded to 9/1/06, 5.50%, 9/1/16	1,062,291
1,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/13	1,063,440
2,100	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20 (1)	2,273,943
680	Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	745,579
400	Rail Connections, Inc., (Rte. 128 Parking Garage), Escrowed to Maturity, 5.30%, 7/1/09	425,644
		$6,455,227

1

General Obligations — 7.1%
$1,000	Boston, 5.00%, 2/1/18	$1,055,700
500	Burlington, 5.00%, 2/1/15	545,720
500	Burlington, 5.00%, 2/1/16	545,135
750	Falmouth, 5.25%, 2/1/16	814,320
1,100	Wellesley, 5.00%, 6/1/16	1,214,961
1,150	Wellesley, 5.00%, 6/1/17	1,273,142
		$5,448,978
Health Care-Miscellaneous — 0.4%
165	Massachusetts Development Finance Agency, (MCHSP Human Services), 6.60%, 8/15/29	167,960
175	Massachusetts Development Finance Agency, (New England Center for Children), 5.30%, 11/1/08	178,771
		$346,731
Hospital — 4.4%
600	Massachusetts HEFA, (Baystate Medical Center), 5.75%, 7/1/14	650,136
865	Massachusetts HEFA, (Baystate Medical Center), 5.75%, 7/1/15	934,728
435	Massachusetts HEFA, (Central New England Health Systems), 6.125%, 8/1/13	435,570
250	Massachusetts HEFA, (Partners Healthcare System), 5.00%, 7/1/09	261,758
1,000	Massachusetts HEFA, (Partners Healthcare System), 5.50%, 7/1/10	1,080,060
		$3,362,252
Insured-Education — 3.7%
1,560	Massachusetts College Building Authority, (XLCA), 5.375%, 5/1/14	1,724,908
1,000	University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/13	1,102,550
		$2,827,458
Insured-Electric Utilities — 11.1%
2,120	Massachusetts Municipal Wholesale Electric Co., (MBIA), 5.25%, 7/1/12	2,307,747
1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (MBIA), 5.25%, 7/1/13	1,087,960
1,500	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	1,706,595
2,000	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	2,300,360
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/17	1,127,260
		$8,529,922

2

Insured-Escrowed / Prerefunded — 2.8%
$750	Haverhill, (FGIC), Prerefunded to 6/15/07, 5.00%, 6/15/17	$773,858
400	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	445,624
850	Route 3 North Transportation Improvements Association, (MBIA), Prerefunded to 6/15/10, 5.625%, 6/15/21	926,475
		$2,145,957
Insured-General Obligations — 11.6%
1,000	Boston, (MBIA), 5.00%, 2/1/19	1,064,900
2,000	Dudley-Charlton Regional School District, (FGIC), 5.125%, 6/15/13	2,190,800
1,000	Fall River, (FSA), 5.25%, 2/1/14	1,104,310
780	Groton-Dunstable Regional School District, (FSA), 5.00%, 10/15/17	837,213
750	Lawrence, (MBIA), 5.00%, 3/15/13	813,180
1,000	Massachusetts, (AMBAC), 5.00%, 7/1/12	1,077,820
1,175	Puerto Rico Public Improvements, (XLCA), 5.50%, 7/1/15	1,321,605
500	Springfield, (MBIA), 5.25%, 1/15/15	546,320
		$8,956,148
Insured-Hospital — 1.4%
1,000	Massachusetts HEFA, (New England Medical Center Hospital), (FGIC), 5.375%, 5/15/15	1,078,340
		$1,078,340
Insured-Solid Waste — 2.9%
1,000	Massachusetts Development Finance Agency, (Semass System), (MBIA), 5.625%, 1/1/13	1,108,230
1,000	Massachusetts Development Finance Agency, (Semass System), (MBIA), 5.625%, 1/1/16	1,095,240
		$2,203,470
Insured-Special Tax Revenue — 3.7%
1,500	Massachusetts Special Obligations, (FGIC), 5.25%, 1/1/21	1,694,580
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,152,500
		$2,847,080

3

Insured-Transportation — 10.5%
$1,630	Massachusetts Bay Transportation Authority, (General Transportation System), (MBIA), 5.50%, 3/1/14	$1,827,572
500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	527,440
1,225	Massachusetts Port Authority, (FSA), 5.125%, 7/1/17	1,293,661
1,500	Massachusetts State Federal Highway Grant Anticipation Notes, (FSA), 5.50%, 12/15/13	1,681,020
1,000	Puerto Rico Commonwealth Highway and Transportation Authority, (FSA), 5.50%, 7/1/11	1,100,110
500	Puerto Rico Commonwealth Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	570,840
1,000	Puerto Rico Highway and Transportation Authority (CIFG), 5.50%, 7/1/15	1,124,770
		$8,125,413
Lease Revenue / Certificates of Participation — 0.8%
580	Puerto Rico, ITEM & ECFA, (Guaynabo Municipal Government), 5.375%, 7/1/06	585,324
		$585,324
Miscellaneous — 1.4%
1,000	Massachusetts Development Finance Agency, (Jewish Philanthropies), 5.25%, 2/1/22	1,074,980
		$1,074,980
Nursing Home — 0.4%
275	Massachusetts HEFA, (Christopher House), 6.25%, 1/1/07	277,439
		$277,439
Senior Living / Life Care — 1.4%
600	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	606,870
480	Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30	484,862
		$1,091,732
Solid Waste — 1.3%
1,000	Massachusetts IFA, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	1,022,090
		$1,022,090
Special Tax Revenue — 4.7%
750	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	834,518
1,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	1,112,690
1,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.50%, 7/1/17	1,140,690
500	Massachusetts Special Obligations, 5.00%, 6/1/14	541,300
		$3,629,198

4

Transportation — 3.1%
$1,000	Massachusetts Port Authority, (AMT), 6.25%, 7/1/17	$1,086,940
2,000	Massachusetts State Federal Highway Grant Anticipation Notes, 0.00%, 6/15/15	1,339,900
		$2,426,840
Water and Sewer — 2.3%
1,595	Massachusetts Water Pollution Abatement Trust, 0.00%, 8/1/12	1,232,520
500	Massachusetts Water Pollution Abatement Trust, 5.25%, 2/1/12	542,660
		$1,775,180
Total Tax-Exempt Investments — 99.3% (identified cost $73,576,120)		$76,490,608
Other Assets, Less Liabilities — 0.7%		$516,767
Net Assets — 100.0%		$77,007,375

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2005, 48.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 19.3% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at December 31, 2005 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
03/06	78 U.S. Treasury Bond	Short	$(8,775,887)	$(8,906,625)	$(130,738)
03/06	41 U.S. Treasury Note	Short	(4,472,990)	(4,485,656)	(12,666)
					$(143,404)

5

At December 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$73,556,910
Gross unrealized appreciation	$2,967,241
Gross unrealized depreciation	(33,543)
Net unrealized appreciation	$2,933,698

6

Eaton Vance National Limited Maturity Municipals Fund                                                 as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.4%

Principal Amount (000’s omitted)	Security	Value
Cogeneration — 1.3%
$1,595	Carbon County, PA, IDA, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$1,713,397
985	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	1,022,647
5	Pennsylvania EDA, (Resource Recovery- Northampton), (AMT), 6.75%, 1/1/07	5,045
675	Pennsylvania EDA, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	677,052
		$3,418,141
Education — 3.5%
2,000	Illinois Educational Facility Authority, (Art Institute of Chicago), 4.45%, 3/1/34	2,019,100
420	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	430,912
2,815	Missouri Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	3,178,782
850	New Hampshire HEFA, (Colby-Sawyer College), 7.20%, 6/1/12	874,956
1,235	New Jersey Educational Facilities Authority, (Steven’s Institute of Technology), 5.00%, 7/1/12	1,309,816
1,700	University of Illinois, 0.00%, 4/1/15	1,139,867
1,000	University of Illinois, 0.00%, 4/1/16	637,030
		$9,590,463
Electric Utilities — 9.7%
1,000	Brazos River Authority, TX, (Reliant Energy, Inc.), 7.75%, 12/1/18	1,097,620
3,000	Energy Northwest Washington Electric, (Columbia Generating), 5.50%, 7/1/15	3,366,720
1,000	Illinois Development Finance Authority PCR, (AMT), 5.00%, 6/1/28	1,008,050
2,500	New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14	2,655,500
3,050	New York Energy Research and Development Authority Facility, (AMT), Variable Rate, 4.70%, 6/1/36	3,051,067
4,100	North Carolina Eastern Municipal Power Agency, 5.375%, 1/1/13	4,440,054
4,000	North Carolina Municipal Power Agency, (Catawba), 5.50%, 1/1/13	4,354,400
1,000	North Carolina Municipal Power Agency, (Catawba), 6.375%, 1/1/13	1,096,160
1,250	Sam Rayburn, TX, Municipal Power Agency, Power Supply System, 6.00%, 10/1/16	1,340,375

$1,000	San Antonio, TX, Electric and Natural Gas, 4.50%, 2/1/21	$1,006,690
2,500	Wake County, NC, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	2,666,625
		$26,083,261
Escrowed / Prerefunded — 7.7%
1,000	Arkansas State Student Loan Authority, (AMT), Prerefunded to 6/1/06, 6.25%, 6/1/10	1,010,560
1,500	California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18	1,644,210
1,650	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33	2,041,017
220	Florence, KY, Housing Facilities, (Bluegrass Housing), Escrowed to Maturity, 7.25%, 5/1/07	222,451
360	Forsyth County, GA, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.00%, 10/1/08	374,429
500	Kershaw County, SC, School District, Prerefunded to 2/1/10, 5.00%, 2/1/18	530,225
3,500	Maricopa County, AZ, IDA, Multifamily, Escrowed to Maturity, 6.45%, 1/1/17	3,678,815
495	Maricopa County, AZ, IDA, Multifamily, Escrowed to Maturity, 7.875%, 1/1/11	544,015
3,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	3,248,490
280	Mesquite, TX, Health Facilities Development, (Christian Care Centers), Escrowed to Maturity, 7.00%, 2/15/10	299,510
395	Michigan Hospital Finance Authority, (Presbyterian Villages), Escrowed to Maturity, 6.20%, 1/1/06	395,032
2,000	New Jersey Transportation Trust Fund Authority, (Transportation System), Prerefunded to 6/15/13, 5.50%, 6/15/14	2,239,240
1,195	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,195,562
1,000	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	1,091,960
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/10, 6.375%, 11/15/20	2,266,180
		$20,781,696
General Obligations — 3.5%
1,000	Keller, TX, Independent School District, 0.00%, 8/15/11	806,940
1,650	McAllen, TX, Independent School District, (PSF), 4.50%, 2/15/18	1,662,325
5,000	New York City, NY, 5.00%, 12/1/20	5,251,200
1,500	New York City, NY, 5.625%, 12/1/13	1,629,525
		$9,349,990

Health Care-Miscellaneous — 0.9%
$1,705	Illinois HFA, (Lutheran Social Services), 6.125%, 8/15/10	$1,705,580
85	Pittsfield Township, MI, EDC, (Arbor Hospice), 7.875%, 8/15/27	88,908
502	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36	528,031
		$2,322,519
Hospital — 6.8%
550	Colorado Health Facilities Authority, (Parkview Episcopal Medical Center), 5.75%, 9/1/09	586,536
2,500	Cuyahoga County, OH, (Cleveland Clinic Health System), 6.00%, 1/1/17	2,775,150
100	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.10%, 10/1/06	101,270
225	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.20%, 10/1/07	231,397
370	Michigan Hospital Finance Authority, (Gratiot Community Hospital), 6.10%, 10/1/07	381,807
2,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.50%, 3/1/14	2,160,940
1,000	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	1,054,750
2,490	Michigan Hospital Finance Authority, Variable Rate, 7.455%, 11/1/12 (1)(2)	2,964,718
200	New Hampshire HEFA, (Littleton Hospital Association), 5.45%, 5/1/08	202,738
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/18	2,135,260
1,130	Orange County, FL, Health Facilities Authority, (Nemours Foundation), 5.00%, 1/1/18	1,210,750
1,740	Saginaw, MI, Hospital Finance Authority, 5.125%, 7/1/22	1,800,587
2,000	South Carolina Jobs-Economic Development Authority, (Palmetto Health Alliance), 6.00%, 8/1/12	2,232,820
500	Washington County, AR, (Washington Regional Medical Center), 5.00%, 2/1/16	520,045
		$18,358,768
Housing — 0.5%
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	623,400
670	Sandoval County, NM, Multifamily, 6.00%, 5/1/32	670,837
95	Texas Student Housing Corp., (University of Northern Texas), 9.375%, 7/1/06 (3)	83,125
		$1,377,362
Industrial Development Revenue — 9.8%
220	Austin, TX, (Cargoport Development LLC), (AMT), 7.50%, 10/1/07	224,578
425	Austin, TX, (Cargoport Development LLC), (AMT), 8.30%, 10/1/21	459,620

$1,500	Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp., (AMT), 9.00%, 5/1/29	$1,508,115
1,320	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32 (3)	1,246,714
1,630	Houston, TX, Industrial Development Corp., (AMT), 6.375%, 1/1/23	1,718,737
5,000	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	5,651,350
1,250	Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 4.625%, 12/1/12	1,259,675
1,435	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,476,730
1,440	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/19	1,367,453
1,000	New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27 (3)	965,000
3,000	New York, NY, Industrial Development Agency, (American Airlines), (AMT), 7.50%, 8/1/16	3,068,490
2,750	New York, NY, Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/14	2,939,778
1,500	Nez Perce County, ID, PCR, (Potlatch Corp.), 6.125%, 12/1/07	1,532,625
2,825	Toledo Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	2,892,405
		$26,311,270
Insured-Cogeneration — 0.6%
1,600	Pennsylvania EDA, (Resource Recovery-Colver), (AMBAC), (AMT), 4.625%, 12/1/18	1,626,576
		$1,626,576
Insured-Education — 1.7%
2,025	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,266,704
2,000	New York Dormitory Authority, (SUNY, NY), (XLCA), 5.25%, 7/1/32	2,169,440
500	Southern Illinois University, Housing and Auxiliary Facilities, (MBIA), 0.00%, 4/1/17	305,545
		$4,741,689
Insured-Electric Utilities — 1.6%
750	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	801,405
2,000	Forsyth, MT, PCR, (Avista Corp.), (AMBAC), 5.00%, 10/1/32 (4)	2,074,620
400	Piedmont, SC, Municipal Power Agency, (MBIA), 5.00%, 1/1/15	411,748
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,131,610
		$4,419,383
Insured-Escrowed / Prerefunded — 1.6%
1,000	Laredo, TX, Certificates of Obligation, (MBIA), Prerefunded to 2/15/08, 4.50%, 2/15/17	1,025,120
1,000	Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	1,044,670

$1,000	Metropolitan Transportation Authority, NY, Transit Facilities, (FGIC), Prerefunded to 10/1/15, 4.50%, 4/1/18	$1,059,060
500	Metropolitan Transportation Authority, NY, Transit Facilities, (MBIA), Escrowed to Maturity, 5.00%, 7/1/17	522,335
625	Reno, NV, Capital Improvements, (FGIC), Prerefunded to 6/1/12, 5.625%, 6/1/14	696,869
		$4,348,054
Insured-General Obligations — 4.6%
2,240	Clackamas County, OR, (School District No. 7J Lake Oswego), (FSA), 5.25%, 6/1/21	2,536,307
1,000	Hillsborough Township, NJ, School District, (FSA), 5.375%, 10/1/18	1,145,410
1,055	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), 5.25%, 6/15/21	1,194,830
2,375	Pima County, AZ, (FSA), 3.50%, 7/1/20	2,153,579
3,150	Springfield, OH, City School District, Clark County, (AMBAC), 4.30%, 12/1/14	3,213,095
1,400	Springfield, OH, City School District, Clark County, (FGIC), 5.00%, 12/1/17	1,498,504
1,000	St. Louis, MO, Board of Education, (FSA), 0.00%, 4/1/16	646,810
		$12,388,535
Insured-Hospital — 2.5%
2,000	El Paso County, TX, Hospital District, (MBIA), 0.00%, 8/15/06	1,959,020
3,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), 0.00%, 11/15/17	2,861,730
2,000	Montogmery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), 0.00%, 11/15/18 (5)	1,901,940
		$6,722,690
Insured-Lease Revenue / Certificates of Participation — 0.9%
1,380	Anaheim, CA, Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/19	752,100
2,100	Texas Public Finance Authority, (MBIA), 0.00%, 2/1/12	1,656,417
		$2,408,517
Insured-Miscellaneous — 0.4%
1,000	Missouri Development Finance Board Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/14	1,081,200
		$1,081,200
Insured-Solid Waste — 0.5%
1,175	Massachusetts Development Finance Agency, (Semass System), (MBIA), 5.625%, 1/1/12	1,292,770
		$1,292,770

Insured-Special Tax Revenue — 3.9%
$3,000	Arlington, TX, (Dallas Cowboys), (MBIA), 5.00%, 8/15/34	$3,188,280
1,000	Julington Creek Plantation, FL, Community Development District, (MBIA), 4.75%, 5/1/19	1,034,680
5,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	5,762,500
375	Reno, NV, Capital Improvements, (FGIC), 5.625%, 6/1/12	415,811
		$10,401,271
Insured-Transportation — 13.5%
2,295	Chicago, IL, O’Hare International Airport, (MBIA), (AMT), 5.75%, 1/1/17	2,476,328
1,000	Denver, CO, City and County Airport, (FSA), (AMT), 5.00%, 11/15/11	1,055,330
1,640	Denver, CO, City and County Airport, (MBIA), 6.00%, 11/15/11	1,834,520
1,000	Houston, TX, Airport System, (FGIC), (AMT), 5.50%, 7/1/12	1,073,550
2,000	Kenton County, KY, Airport, (Cincinnati/Northern Kentucky), (MBIA), (AMT), 5.625%, 3/1/13	2,160,680
2,500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	2,637,200
1,000	Miami-Dade County, FL, Aviation, (Miami International Airport), (FGIC), (AMT), 5.50%, 10/1/13	1,081,170
2,000	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (AMT), 5.25%, 1/1/11	2,128,660
1,430	Minneapolis and St. Paul, MN, Metropolitan Airports Commission Airport, (FGIC), (AMT), 6.00%, 1/1/11	1,555,039
5,000	New Jersey Transportation Trust Fund Authority, (FGIC), 5.50%, 12/15/20	5,761,650
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18	1,143,470
5,000	Port Authority New York and New Jersey, (FGIC), (AMT), 4.50%, 10/1/20	5,019,450
1,000	Port Seattle, WA, (MBIA), (AMT), 6.00%, 2/1/11	1,099,190
4,450	Puerto Rico Commonwealth Highway and Transportation Authority, (FSA), 5.50%, 7/1/19	5,128,625
2,000	Wayne Charter County, MI, Metropolitan Airport, (FGIC), (AMT), 5.50%, 12/1/15	2,155,280
		$36,310,142
Insured-Water and Sewer — 0.6%
2,000	Honolulu, HI, Wastewater System, (FGIC), 0.00%, 7/1/11	1,620,540
		$1,620,540
Lease Revenue/Certificates of Participation — 4.5%
7,870	California Public Works Board, (Department Health Services), 5.00%, 11/1/19	8,349,755
3,385	New Jersey EDA, (School Facilities Construction), 5.50%, 9/1/19	3,837,033
		$12,186,788
Nursing Home — 0.5%
810	Clovis, NM, IDR, (Retirement Ranches, Inc.), 7.75%, 4/1/19	849,431
485	Wisconsin HEFA, (Wisconsin Illinois Senior Housing), 7.00%, 8/1/29	500,404
		$1,349,835

Other Revenue — 3.2%
$1,000	Arizona Health Facilities Authority, (Blood Systems, Inc.), 5.00%, 4/1/21	$1,033,040
890	Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20	928,946
1,960	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	2,115,330
1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	1,318,430
1,000	Mohegan Tribe, CT, Gaming Authority, 5.375%, 1/1/11	1,051,370
2,125	Sandoval County, NM, (Santa Ana Pueblo), 7.75%, 7/1/15	2,186,710
		$8,633,826
Pooled Loans — 1.5%
1,900	Arizona Educational Loan Marketing Corp., (AMT), 6.25%, 6/1/06	1,913,889
1,300	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	1,340,378
790	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	817,547
		$4,071,814
Senior Living / Life Care — 1.1%
765	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	790,536
1,105	Arizona Health Facilities Authority, (Care Institute, Inc.-Mesa), 7.625%, 1/1/06 (6)	983,008
500	Kansas City, MO, IDR, (Kingswood Manor), 5.80%, 11/15/17	483,730
240	Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30	242,431
485	North Miami, FL, Health Facilities Authority, (Imperial Club), 6.75%, 1/1/33	473,826
		$2,973,531
Solid Waste — 1.2%
3,000	Niagara County, NY, IDA, (American Ref-Fuel Co. LLC), (AMT), 5.55%, 11/15/24	3,167,100
		$3,167,100
Special Tax Revenue — 10.0%
1,450	Brentwood, CA, Infrastructure Financing Authority, 6.375%, 9/2/33	1,495,356
2,500	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	2,518,700
3,000	California State Economic Recovery, 5.25%, 7/1/13	3,305,310
555	Concorde Estates Community Development District, FL, Capital Improvements, 5.00%, 5/1/11	557,930
500	Cottonwood, CO, Water and Sanitation District, 7.75%, 12/1/20	517,580
300	Covington Park Community Development District, FL, Capital Improvements, 5.00%, 5/1/21	303,888
2,000	Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	907,320
1,400	Dupree Lakes Community Development District, FL, 5.00%, 11/1/10	1,403,178

$50	Fishhawk, FL, Community Development District, 5.00%, 11/1/07	$50,239
1,820	Fishhawk, FL, Community Development District II, 5.125%, 11/1/09	1,840,821
250	Frederick County, MD, Urbana Community Development Authority, 6.625%, 7/1/25	263,945
300	Gateway, FL, Services Community Development District, (Stoneybrook), 5.50%, 7/1/08	302,136
1,610	Heritage Harbour, FL, South Community Development District, Capital Improvements, 5.25%, 11/1/08	1,620,030
1,105	Jurupa, CA, Community Services District, 5.00%, 9/1/21	1,118,879
785	Jurupa, CA, Community Services District, 5.00%, 9/1/25	789,663
95	Longleaf, FL, Community Development District, 6.20%, 5/1/09	95,219
3,000	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/16	3,257,130
1,000	New York Local Government Assistance Corp., 5.25%, 4/1/16	1,096,900
1,750	Sterling Hill Community Development District, FL, Capital Improvements, 5.50%, 11/1/10	1,761,585
2,900	Tisons Landing Community Development District, FL, 5.00%, 11/1/11	2,906,351
850	Tiverton, RI, Obligation Tax Increment, (Mount Hope Bay Village), 6.00%, 5/1/09	869,338
		$26,981,498
Transportation — 1.4%
100	Eagle County, CO, Airport Terminal Corp., (American Airlines), (AMT), 6.75%, 5/1/06	100,422
2,500	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.25%, 9/1/15	2,591,100
1,000	Port Authority of New York and New Jersey, 5.375%, 3/1/28	1,144,030
		$3,835,552
Water and Sewer — 0.9%
2,500	New Orleans, LA, Sewer Service Revenue, 3.00%, 7/26/06	2,417,857
		$2,417,857
Total Tax-Exempt Investments — 100.4% (identified cost $261,385,265)		$270,572,638
Other Assets, Less Liabilities — (0.4)%		$(1,114,123)
Net Assets — 100.0%		$269,458,515

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

At December 31, 2005, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	14.5%
Others, representing less than 10% individually	85.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2005, 32.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 11.9% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of the securities is $2,964,718 or 1.1% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2005.
(3)	Defaulted bond.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Step bond.
(6)	Security is in default and making only partial interest payments.

A summary of financial instruments at December 31, 2005 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
03/06	365 U.S. Treasury Bond	Short	$(41,066,651)	$(41,678,437)	$(611,786)
03/06	189 U.S. Treasury Note	Short	(20,619,392)	(20,677,781)	(58,389)
					$(670,175)

At December 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$261,207,262
Gross unrealized appreciation	$9,787,720
Gross unrealized depreciation	(422,344)
Net unrealized appreciation	$9,365,376

Eaton Vance New Jersey Limited Maturity Municipals Fund                                            as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.2%

Principal
Amount
(000’s omitted)	Security	Value
Education — 1.7%
$750	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/11	$791,835
		$791,835
Electric Utilities — 1.0%
420	New Jersey Economic Development Authority PCR, (PSEG Power), 5.00%, 3/1/12	435,183
		$435,183
Escrowed / Prerefunded — 7.6%
350	New Jersey EDA, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	415,079
2,030	New Jersey EDA, (Principal Custodial Receipts), Escrowed to Maturity, 0.00%, 12/15/12	1,544,180
300	New Jersey EDA, (The Seeing Eye, Inc.), Prerefunded to 12/1/09, 6.20%, 12/1/24	333,447
600	New Jersey Educational Facility Authority, (Higher Education Capital Improvements), Prerefunded to 9/1/10, 5.00%, 9/1/15	638,112
500	New Jersey, Prerefunded to 2/1/09, 4.50%, 2/1/18	517,175
		$3,447,993
General Obligations — 3.3%
500	Jersey City School District, 6.25%, 10/1/10	557,145
1,050	Puerto Rico, 0.00%, 7/1/08	961,012
		$1,518,157
Hospital — 9.5%
1,000	Camden County, Improvement Authority, (Cooper Health), 5.25%, 2/15/20	1,036,240
500	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Care Center), 6.00%, 7/1/12	555,705
450	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.125%, 1/1/20	485,163
500	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.25%, 7/1/25 (1)	527,045
500	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.60%, 7/1/15	529,185
425	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/20	470,649
680	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth’s Hospital), 5.75%, 7/1/08	699,584
		$4,303,571

1

Industrial Development Revenue — 2.6%
$350	New Jersey EDA, (American Airlines), (AMT), 7.10%, 11/1/31	$287,217
450	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/19	427,329
500	New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27 (2)	482,500
		$1,197,046
Insured-Education — 2.1%
900	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.60%, 7/1/14	936,126
		$936,126
Insured-Electric Utilities — 4.1%
560	Cape May County Industrial Pollution Control Financing Authority, (Atlantic City Electric Co.), (MBIA), 6.80%, 3/1/21	727,479
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18 (3)	1,131,610
		$1,859,089
Insured-Escrowed / Prerefunded — 5.3%
1,000	New Jersey Economic Development Authority, (School Facility), (AMBAC), Prerefunded to 6/15/11, 5.25%, 6/15/16	1,084,700
1,300	Washington Township Board of Education, (MBIA), Prerefunded to 2/01/07, 5.125%, 2/1/15	1,325,935
		$2,410,635
Insured-General Obligations — 15.6%
330	Clearview Regional High School District, (FGIC), 5.375%, 8/1/15	365,270
750	Freehold Regional High School District, (FGIC), 5.00%, 3/1/18	828,908
720	Hillsborough Township School District, (FSA), 5.375%, 10/1/18	824,695
1,320	Manalapan-Englishtown, Regional Board of Education, (FGIC), 5.50%, 12/1/18	1,517,485
725	Monroe Township Board of Education, (FGIC), 5.20%, 8/1/11	788,938
825	Monroe Township Board of Education, (FGIC), 5.20%, 8/1/14	909,554
1,000	Puerto Rico Public Improvements, (CIFG), 5.25%, 7/1/17	1,113,860
650	Puerto Rico Public Improvements, (XLCA), 5.25%, 7/1/17	725,277
		$7,073,987
Insured-Hospital — 3.2%
1,300	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), (AMBAC), 6.00%, 7/1/12 (4)	1,471,808
		$1,471,808
Insured-Housing — 2.3%
1,000	New Jersey Housing and Mortgage Finance Agency, (FGIC), 4.50%, 11/1/19	1,027,600
		$1,027,600

2

Insured-Lease Revenue / Certificates of Participation — 4.3%
$1,000	Hudson County, (MBIA), 6.25%, 6/1/15	$1,170,820
710	Puerto Rico Public Finance Corp., (AMBAC), 5.375%, 6/1/17	802,037
		$1,972,857
Insured-Nursing Home — 1.0%
400	Rahway Geriatrics Center, Inc., (MBIA), 5.25%, 5/1/15	440,416
		$440,416
Insured-Other Revenue — 2.4%
500	Monmouth County Improvements Authority, (AMBAC), 5.00%, 12/1/11	538,385
500	Trenton Parking Authority, (FGIC), 5.125%, 4/1/12	536,170
		$1,074,555
Insured-Special Tax Revenue — 4.9%
1,000	New Jersey EDA, (Motor Vehicle Surcharges), (MBIA), 5.25%, 7/1/16	1,095,760
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,152,500
		$2,248,260
Insured-Transportation — 8.8%
1,000	Delaware River Port Authority, (FSA), 5.10%, 1/1/20	1,058,190
500	Delaware River Port Authority, (FSA), 5.50%, 1/1/10	538,890
1,000	New Jersey Transportation Trust Fund Authority, (MBIA), 5.50%, 12/15/17	1,135,940
1,000	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 10/1/20	1,003,890
250	South Jersey Transportation Authority, (AMBAC), 5.00%, 11/1/18	264,558
		$4,001,468
Insured-Water and Sewer — 7.4%
1,135	Bayonne Municipal Utilities Authority, (XLCA), 5.25%, 4/1/19	1,220,897
1,000	North Hudson Sewer Authority, (FGIC), 5.25%, 8/1/16	1,085,810
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/16	367,725
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/17	352,125
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/18	335,791
		$3,362,348
Lease Revenue / Certificates of Participation — 4.8%
1,000	New Jersey EDA, (School Facilities Construction), 5.00%, 3/1/19	1,058,740
1,000	New Jersey EDA, (School Facilities Construction), 5.50%, 9/1/19	1,133,540
		$2,192,280
Nursing Home — 1.2%
500	New Jersey EDA, (Masonic Charity Foundation), 4.80%, 6/1/11	521,355
		$521,355

3

Senior Living / Life Care — 1.3%
$300	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/18	$304,674
300	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25	302,514
		$607,188
Solid Waste — 0.4%
170	Atlantic County Utilities Authority, Solid Waste System, 7.00%, 3/1/08	171,916
		$171,916
Special Tax Revenue — 2.4%
1,000	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/16	1,085,710
		$1,085,710
Transportation — 4.0%
1,000	New Jersey Transportation Trust Fund Authority, Variable Rate, 6.23%, 6/15/17 (5)(6)	1,088,040
700	Port Authority of New York and New Jersey, (AMT), 5.50%, 7/15/12	731,675
		$1,819,715
Total Tax-Exempt Investments — 101.2% (identified cost $43,760,640)		$45,971,098
Other Assets, Less Liabilities — (1.2)%		$(522,992)
Net Assets — 100.0%		$45,448,106

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

4

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2005, 60.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 20.0% of total investments.

(1)	When-issued security.
(2)	Defaulted bond.
(3)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of the securities is $1,088,040 or 2.4% of the Fund’s net assets.

(6)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2005.

A summary of financial instruments at December 31, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
03/06	72 U.S. Treasury Bond	Short	$(8,118,819)	$(8,239,500)	$(120,681)
03/06	45 U.S. Treasury Note	Short	(4,917,114)	(4,931,016)	(13,902)
					$(134,583)

At December 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$43,710,233
Gross unrealized appreciation	$2,361,235
Gross unrealized depreciation	(100,370)
Net unrealized appreciation	$2,260,865

5

Eaton Vance New York Limited Maturity Municipals Fund                                               as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.3%

Principal Amount (000’s omitted)	Security	Value
Cogeneration — 0.5%
$600	Suffolk County IDA, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$561,024
		$561,024
Education — 2.4%
1,000	New York Dormitory Authority, (Columbia University), 5.125%, 7/1/15	1,081,720
600	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	656,700
105	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/19	115,162
625	Troy IDA, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	686,194
		$2,539,776
Electric Utilities — 2.4%
2,500	New York Energy Research and Development Authority Facility, (AMT), Variable Rate, 4.70%, 6/1/36	2,500,875
		$2,500,875
Escrowed / Prerefunded — 6.8%
115	New York City Transitional Finance Authority, (Future Tax), Prerefuned to 5/01/08 , 5.00%, 5/1/16	120,533
745	New York Environmental Facility Corp., Pollution Control, (New York City Municipal Water), Escrowed to Maturity, 5.75%, 6/15/10	817,786
1,000	New York State Urban Development Corp., (Youth Facilities), Prerefunded to 4/1/07, 5.75%, 4/1/10	1,049,920
1,000	New York Urban Development Corp., (Personal Income Tax), Prerefunded to 3/15/12, 5.375%, 3/15/17	1,101,360
1,170	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,281,208
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,126,060
500	Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/22, 5.25%, 1/1/28	568,570
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 7/1/09, 5.25%, 1/1/17	1,067,610
		$7,133,047

1

General Obligations — 2.8%
$1,000	New York City, 0.00%, 8/1/08	$912,020
1,000	New York City, 0.00%, 8/1/08	912,020
1,000	New York City, 5.00%, 3/1/19	1,052,910
		$2,876,950
Health Care-Miscellaneous — 0.6%
245	Suffolk County IDA, (Alliance of Long Island Agencies), 7.50%, 9/1/15	266,156
400	Westchester County IDA, (Children’s Village), 5.375%, 3/15/19	406,312
		$672,468
Hospital — 5.0%
435	Chautauqua County IDA, (Womans Christian Association), 6.35%, 11/15/17	458,603
480	Fulton County IDA, (Nathan Littauer Hospital), 5.75%, 11/1/09	480,202
1,000	Monroe County IDA, (Highland Hospital), 5.00%, 8/1/15	1,043,140
200	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	213,678
1,000	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/13	1,035,870
200	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/15	205,560
500	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/17	513,070
500	Oneida County IDA, (St. Elizabeth Medical Center), 5.50%, 12/1/10	510,520
750	Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	808,882
		$5,269,525
Housing — 0.5%
500	New York State Mortgage Agency, (AMT), 5.20%, 10/1/08	512,615
		$512,615
Industrial Development Revenue — 4.7%
1,000	Dutchess County IDA, (IBM), (AMT), Variable Rate, 5.45%, 12/1/29	1,054,160
1,000	Liberty Developement Corp., 5.25%, 10/1/35	1,130,270
1,250	New York City IDA, (AMT), 5.50%, 1/1/14	1,336,262
250	Onondaga County, IDA, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	257,225
1,500	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,133,235
		$4,911,152

2

Insured-Education — 9.4%
$1,000	New York Dormitory Authority Revenue, (State University Educational Facilities), (FSA), 5.75%, 5/15/17	$1,160,420
1,000	New York Dormitory Authority, (Canisius College), (MBIA), 5.00%, 7/1/16	1,077,180
1,420	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,586,467
1,455	New York Dormitory Authority, (Mt. Sinai School of Medicine), (MBIA), 5.25%, 7/1/13	1,586,154
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,153,630
1,000	New York Dormitory Authority, (Student Housing), (FGIC), 5.25%, 7/1/15	1,101,080
1,000	New York Dormitory Authority, (University Educational Facilities), (FGIC), 5.25%, 5/15/13	1,094,000
1,000	New York Dormitory, (City University), (AMBAC), 5.625%, 7/1/16	1,127,630
		$9,886,561
Insured-Electric Utilities — 6.2%
500	Long Island Power Authority, Electric System Revenue, (FSA), 0.00%, 6/1/15	342,980
500	Long Island Power Authority, Electric System Revenue, (FSA), 5.00%, 12/1/18	522,730
2,500	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	2,844,325
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/17	1,409,075
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,414,512
		$6,533,622
Insured-Escrowed / Prerefunded — 7.6%
1,000	Long Island Power Authority, Electric System Revenue, (FSA), Escrowed to Maturity, 5.25%, 12/1/14	1,114,800
2,240	Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/08, 5.70%, 7/1/10	2,370,614
1,000	Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/09, 5.25%, 7/1/17	1,063,840
1,225	New York Dormitory Authority, (Mental Health Services), Prerefunded to 8/15/11, (MBIA), 5.50%, 8/15/13	1,350,379
490	New York State Dormitory Authority, (Mental Health Services Facilities), (FSA), Prerefunded to 8/15/07, 5.125%, 8/15/17	509,257
450	New York Thruway Authority Service Contract, (Local Highway and Bridge), (MBIA), Prerefunded to 4/1/09, 5.40%, 4/1/15	482,868
250	New York Urban Development Corp., (Correctional Facilities), (AMBAC), Prerefunded to 1/01/09, 5.25%, 1/1/15	266,353

3

$485	New York, (MBIA), Prerefunded to 8/01/10, 5.75%, 8/1/14	$537,205
250	Niagara County IDA, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	282,433
		$7,977,749
Insured-General Obligations — 7.5%
500	Clarence, Central School District, (FSA), 5.00%, 5/15/17	533,810
1,000	Monroe County, (Public Improvements), (MBIA), 6.00%, 3/1/19	1,201,430
515	New York City, (MBIA), 5.75%, 8/1/14	566,423
1,500	New York City, (XLCA), 5.50%, 8/1/12	1,652,985
1,915	Puerto Rico, (FGIC), 5.50%, 7/1/17	2,186,317
1,645	Red Hook Central School District, (FSA), 5.125%, 6/15/16	1,769,049
		$7,910,014
Insured-Health Care Miscellaneous — 0.0%
5	New York Dormitory Authority, (Mental Health Services Facilities), (FSA), 5.125%, 8/15/17	5,189
		$5,189
Insured-Hospital — 2.3%
1,600	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (MBIA), 5.50%, 7/1/17	1,814,016
500	New York Dormitory Authority, (New York and Presbyterian Hospital), (AMBAC), 5.50%, 8/1/11	545,555
		$2,359,571
Insured-Lease Revenue / Certificates of Participation — 2.4%
1,250	Metropolitan Transportation Authority, Service Contract, (MBIA), 5.50%, 7/1/14	1,406,550
1,000	New York Dormitory Authority, (Municipal Health Facilities), (FSA), 5.50%, 1/15/13	1,086,710
		$2,493,260
Insured-Special Tax Revenue — 6.3%
2,250	New York Local Government Assistance Corp., (MBIA), 0.00%, 4/1/13	1,706,333
2,000	New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19 (1)	2,297,600
2,250	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	2,593,125
		$6,597,058
Insured-Transportation — 10.2%
1,000	Metropolitan Transportation Authority, (MBIA), 5.50%, 11/15/13	1,120,500
500	Monroe County Airport Authority, (MBIA), (AMT), Variable Rate, 7.833%, 1/1/17 (2)(3)	637,350
2,000	Port Authority NY and NJ, (FGIC), (AMT), 4.50%, 10/1/20	2,007,780
1,000	Puerto Rico Commonwealth Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	1,141,680

4

$1,335	Puerto Rico Highway and Transportation (Finance Authority), (FSA), 5.50%, 7/1/12	$1,483,759
1,850	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/15	2,096,531
1,920	Triborough Bridge and Tunnel Authority, (MBIA), 5.50%, 11/15/18	2,206,464
		$10,694,064
Lease Revenue / Certificates of Participation — 4.0%
1,000	New York Dormitory Authority, (Child Care Facility), 5.375%, 4/1/14	1,078,210
2,000	New York State Energy Research and Development Authority, (Western NY Nuclear Service Center), 6.00%, 4/1/06	2,013,880
1,000	New York Urban Development Corp., (Correctional and Youth Facilities), 5.50%, 1/1/17	1,075,850
		$4,167,940
Other Revenue — 0.8%
750	Albany Industrial Development Agency, (Charitable Leadership), 6.00%, 7/1/19	803,753
		$803,753
Senior Living / Life Care — 1.2%
330	Glen Cove IDA, (Regency at Glen Cove), 9.50%, 7/1/12 (4)	286,298
400	Mt. Vernon IDA, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	412,400
500	Suffolk County IDA, (Jeffersons Ferry), 7.20%, 11/1/19	542,630
		$1,241,328
Solid Waste — 2.8%
750	Hempstead IDA, (American Refuel), 5.00%, 12/1/10	782,085
2,000	Niagra County, IDA, (American Ref-Fuel Co. LLC), (AMT), Variable Rate, 5.55%, 11/15/24	2,111,400
		$2,893,485
Special Tax Revenue — 7.6%
1,140	34th Street Partnership, Inc., 5.00%, 1/1/17	1,213,325
1,000	New York City Transitional Finance Authority, 4.75%, 11/15/23	1,018,520
830	New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/16	865,159
1,000	New York City Transitional Finance Authority, (Future Tax), 5.375%, 2/1/13	1,085,570
500	New York City Transitional Finance Authority, (Future Tax), 5.375%, 2/15/14	543,160
3,000	New York Local Government Assistance Corp., 5.25%, 4/1/16	3,290,700
		$8,016,434
Transportation — 1.7%
1,685	Triborough Bridge and Tunnel Authority, 5.00%, 1/1/15	1,784,735
		$1,784,735

5

Water and Sewer — 3.6%
$2,000	New York City Municipal Water Finance Authority, 5.125%, 6/15/21	$2,067,580
1,000	New York Environmental Facilities Corp., Water Finance Authority, 5.00%, 6/15/17	1,075,940
500	New York Environmental Facility Corp., Clean Water, (Municipal Water Finance), 5.25%, 6/15/14	544,840
120	New York Environmental Facility Corp., Pollution Control, (New York City Municipal Water), 5.75%, 6/15/10	131,406
		$3,819,766
Total Tax-Exempt Investments — 99.3% (identified cost $100,712,998)		$104,161,961
Other Assets, Less Liabilities — 0.7%		$778,710
Net Assets — 100.0%		$104,940,671

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2005, 52.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.3% to 19.8% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of the securities is $637,350 or 0.6% of the Fund’s net assets.

(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2005.
(4)	Security is in default and making only partial interest payments.

6

A summary of financial instruments at December 31, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Depreciation
3/06	86 U.S. Treasury Bond	Short	$(9,675,978)	$(9,820,125)	$(144,147)
3/06	94 U.S. Treasury Note	Short	(10,255,147)	(10,284,187)	(29,040)
					$(173,187)

At December 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$100,654,055
Gross unrealized appreciation	$3,977,020
Gross unrealized depreciation	(469,114)
Net unrealized appreciation	$3,507,906

7

Eaton Vance Ohio Limited Maturity Municipals Fund                                                                                                                                                                        as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.5%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.5%
$95	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	$98,631
		$98,631
Education — 5.9%
500	Ohio Higher Educational Facilities Commission, (John Carroll University), 5.00%, 11/15/13	538,895
500	Ohio State University General Receipts, 5.25%, 12/1/17	541,045
		$1,079,940
Escrowed / Prerefunded — 1.5%
250	Cuyahoga County, (Rock and Roll Hall of Fame), Escrowed to Maturity, 5.85%, 12/1/08	267,367
		$267,367
General Obligations — 5.0%
100	Cuyahoga County, Sewer Improvement District, 5.45%, 12/1/15	108,345
500	Hamilton School District, 6.15%, 12/1/15	589,895
250	Ohio, 0.00%, 8/1/08	228,410
		$926,650
Hospital — 8.8%
500	Cuyahoga County, (Cleveland Clinic Health System), 6.00%, 1/1/17	555,030
500	Erie County Hospital Facility, (Firelands Regional Medical Center), 5.50%, 8/15/12	538,605
250	Parma, Hospital Improvement, (Parma Community General Hospital Association), 5.25%, 11/1/13	259,482
250	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	273,287
		$1,626,404
Housing — 1.7%
300	Ohio Housing Finance Agency Mortgage, (AMT), 4.55%, 9/1/11	307,026
		$307,026
Industrial Development Revenue — 7.4%
500	Dayton, Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	526,895
330	Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	330,511

1

$500	Toledo Lucas County Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	$511,930
		$1,369,336
Insured-Education — 4.3%
750	Cleveland-Cuyahoga Port Authority, (AMBAC), 5.00%, 8/1/21	792,675
		$792,675
Insured-Electric Utility — 2.8%
500	Hamilton Electric, (FSA), 4.30%, 10/15/16	512,355
		$512,355
Insured-General Obligations — 24.6%
200	Amherst School District, (FGIC), 5.00%, 12/1/11	215,466
250	Athens City School District, (FSA), 5.45%, 12/1/10	272,557
265	Clinton Massie Local School District, (AMBAC), 0.00%, 12/1/11	212,437
265	Clinton Massie Local School District, (MBIA), 0.00%, 12/1/09	229,954
225	Finneytown Local School District, (FGIC), 6.15%, 12/1/11	256,234
1,000	Hilliard School District, (FGIC), 0.00%, 12/1/14	693,430
175	Sciota Valley and Ross County School District, (FGIC), 0.00%, 12/1/11	140,289
750	Springfield City School District, Clark County, (AMBAC), 4.30%, 12/1/14	765,023
600	Springfield City School District, Clark County, (FGIC), 5.00%, 12/1/17	642,216
500	Strongsville City School District, (MBIA), 5.375%, 12/1/12 (1)	552,950
460	Wyoming, School District, (FGIC), 5.75%, 12/1/17	536,995
		$4,517,551
Insured-Hospital — 3.0%
500	Cuyahoga County, (Metrohealth System), (MBIA), 5.50%, 2/15/12	550,770
		$550,770
Insured-Industrial Development Revenue — 3.1%
500	Akron Economic Development, (MBIA), 6.00%, 12/1/12	564,415
		$564,415
Insured-Lease Revenue / Certificates of Participation — 3.0%
500	Ohio Building Authority, (FSA), 5.50%, 10/1/11	549,480
		$549,480
Insured-Special Tax Revenue — 3.1%
500	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	576,250
		$576,250
Insured-Transportation — 6.4%
300	Cleveland Airport System, (FSA), 5.25%, 1/1/14	320,217

2

$750	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18	$857,603
		$1,177,820
Insured-Water and Sewer — 6.9%
475	Cleveland Waterworks, (FSA), 5.375%, 1/1/16	516,810
650	Ohio Water Development Authority, (FSA), 5.50%, 12/1/17	744,159
		$1,260,969
Lease Revenue/Certificates of Participation — 5.7%
750	Ohio Parks and Recreational Capital Facilities, 5.50%, 6/1/14	829,013
200	Union County, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	211,206
		$1,040,219
Pooled Loans — 5.8%
250	Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	255,300
295	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	304,163
250	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	258,718
100	Toledo Lucas County Port Authority, (Northwest Ohio Bond Fund), (Alex Products), (AMT), 6.125%, 11/15/09	107,597
145	Toledo Lucas County Port Authority, (Northwest Ohio Bond Fund), (Superior), 5.10%, 5/15/12	148,106
		$1,073,884
Water and Sewer — 3.0%
500	Ohio Water Development Authority, (Drinking Water), 5.50%, 12/1/14	555,160
		$555,160
Total Tax-Exempt Investments — 102.5% (identified cost $17,878,027)		$18,846,902
Other Assets, Less Liabilities — (2.5)%		$(455,112)
Net Assets — 100.0%		$18,391,790

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

3

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2005, 55.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 9.4% to 20.8% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at December 31, 2005 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized (Depreciation)
3/06	14 U.S. Treasury Bond	Short	$(1,575,159)	$(1,598,625)	$(23,466)
3/06	25 U.S. Treasury Note	Short	$(2,727,433)	$(2,735,156)	$(7,723)
					$(31,189)

At December 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$17,877,682
Gross unrealized appreciation	$973,028
Gross unrealized depreciation	(3,808)
Net unrealized appreciation	$969,220

4

Eaton Vance Pennsylvania Limited Maturity Municipals Fund                                        as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.9%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.1%
$295	Carbon County IDA, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$316,898
350	Pennsylvania EDA, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	351,064
		$667,962
Electric Utilities — 3.3%
1,500	Delaware County IDA, (Pollution Control), Variable Rate, 3.75%, 4/1/21	1,500,000
400	York County IDA, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	423,244
		$1,923,244
Escrowed / Prerefunded — 2.2%
1,200	Lehigh County, General Purpose Authority, (Muhlenberg Hospital), Escrowed to Maturity, 5.75%, 7/15/10	1,256,100
		$1,256,100
Health Care — Miscellaneous — 0.5%
250	Allegheny County IDA, (Residential Resources, Inc.), 6.50%, 9/1/21	265,947
		$265,947
Hospital — 3.3%
160	Hazleton Health Services Authority, (Hazleton General Hospital), 5.50%, 7/1/07	158,416
145	Hazleton Health Services Authority, (St. Joseph’s Hospital), 5.85%, 7/1/06	144,752
200	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	212,148
500	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.25%, 1/15/18	552,460
800	Washington County Hospital Authority, (Monongahela Vineyard Hospital), 5.00%, 6/1/12	838,552
		$1,906,328
Industrial Development Revenue — 3.5%
700	Erie IDA, (International Paper), (AMT), 5.85%, 12/1/20	724,430
750	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	566,617
750	Schuylkill County IDA, (Pine Grove Landfill, Inc.), (AMT), 5.10%, 10/1/19	770,280
		$2,061,327

1

Insured-Cogeneration — 1.4%
$800	Pennsylvania EDA, (Resource Recovery-Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$813,288
		$813,288
Insured-Education — 2.4%
1,100	Lycoming County Authority College, (Pennsylvania College of Technology), (AMBAC), 5.125%, 5/1/22	1,168,596
250	University of Pittsburgh, (FGIC), 5.125%, 6/1/22	260,360
		$1,428,956
Insured-Electric Utilities — 7.8%
1,500	Cambria County IDA, (Pennsylvania Electric), (MBIA), 5.35%, 11/1/10	1,622,745
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/17	1,409,075
1,370	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,550,306
		$4,582,126
Insured-Escrowed/Prerefunded — 15.0%
580	Allegheny County, (FGIC), Prerefunded to 5/1/11, 5.40%, 11/1/19	632,745
1,500	Allegheny County, Higher Education Building Authority, (Duquesne University), (AMBAC), Prerefunded to 3/1/06, 5.00%, 3/1/16 (1)	1,534,080
500	Pennsylvania Public School Building Authority, (Garnet Valley School District), (AMBAC), Prerefunded to 2/1/11, 5.50%, 2/1/20	546,255
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (AMBAC), Prerefunded to 7/15/11, 5.125%, 7/15/22	1,087,500
1,000	Philadelphia School District, (FSA), Prerefunded to 2/1/12, 5.50%, 2/1/17	1,104,020
1,000	Spring-Ford Area School District, (FSA), Prerefunded to 9/1/11, 5.00%, 9/1/19	1,074,250
5,000	Westmoreland County, Municipal Authority, Water Utility, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,763,350
		$8,742,200
Insured-General Obligations — 32.2%
785	Allegheny County, (FGIC), 5.40%, 11/1/19	846,324
1,020	Cornwall Lebanon School District, (FSA), 0.00%, 3/15/16	657,635
1,000	Council Rock School District, (MBIA), 5.00%, 11/15/19	1,063,420
1,250	Cranberry Township, (FGIC), 5.00%, 12/1/20	1,322,012
2,000	Ephrata Area School District, (FGIC), 5.25%, 4/15/19	2,150,980
1,635	Harrisburg, (AMBAC), 0.00%, 9/15/12	1,255,337
1,355	McKeesport, (FGIC), 0.00%, 10/1/11	1,094,867
1,635	Morrisville Boro School District, (MBIA), 5.25%, 4/1/19	1,806,135
1,000	Palmyra Area School District, (FGIC), 5.00%, 5/1/17	1,064,350
2,000	Pennsylvania, (MBIA), 5.375%, 7/1/19	2,283,640

2

$2,000	Pittsburgh, (AMBAC), 5.125%, 9/1/18	$2,107,740
1,000	Pittsburgh, (AMBAC), 5.25%, 9/1/22	1,057,880
1,000	Reading School District, (FGIC), 0.00%, 1/15/12	789,390
1,250	Sto-Rox School District, (FGIC), 5.125%, 12/15/22	1,334,113
		$18,833,823
Insured-Hospital — 1.8%
500	Allegheny County Hospital Development Authority, (South Hills Health), (MBIA), 5.50%, 5/1/08	513,610
500	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	551,795
		$1,065,405
Insured-Lease Revenue / Certificates of Participation — 2.5%
1,355	Philadelphia IDA, Stadium Lease, (FSA), 5.50%, 10/1/21	1,477,329
		$1,477,329
Insured-Special Tax Revenue — 0.6%
350	Pittsburgh and Allegheny County, Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	367,353
		$367,353
Insured-Transportation — 13.4%
1,000	Allegheny County Airport, (MBIA), (AMT), 5.75%, 1/1/10	1,065,090
590	Allegheny County Airport, (MBIA), (AMT), 5.75%, 1/1/12	637,265
2,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (FSA), 5.25%, 7/15/22	2,270,380
1,000	Philadelphia Airport, (FGIC), (AMT), 5.375%, 7/1/14	1,045,270
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/15	1,133,260
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/18	1,146,980
500	Southeastern Pennsylvania Transportation Authority, (FGIC), 5.25%, 3/1/16	529,485
		$7,827,730
Insured-Utility — 1.8%
1,000	Philadelphia Gas Works Revenue, (FSA), 5.25%, 8/1/17	1,073,820
		$1,073,820
Insured-Water and Sewer — 6.1%
1,500	Allegheny County, Sanitation Authority, (MBIA), 5.00%, 12/1/19	1,599,750
1,825	Allegheny County, Sanitation Authority, (MBIA), 5.00%, 12/1/19	1,958,481
		$3,558,231
Senior Living / Life Care — 2.2%
500	Bucks County IDA, (Pennswood), 5.80%, 10/1/20	530,345
390	Cliff House Trust, (AMT), 6.625%, 6/1/27	229,636

3

$335	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.00%, 8/15/11	$352,045
185	Lancaster County Hospital Authority, (Willow Valley Retirement), 5.55%, 6/1/15	196,241
		$1,308,267
Transportation — 0.8%
435	Erie Municipal Airport Authority, (AMT), 5.50%, 7/1/09	440,307
		$440,307
Total Tax-Exempt Investments — 101.9% (identified cost $57,059,665)		$59,599,743
Other Assets, Less Liabilities — (1.9)%		$(1,105,559)
Net Assets — 100.0%		$58,494,184

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2005, 83.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 5.0% to 24.9% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at December 31, 2005 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
03/06	89 U.S. Treasury Bond	Short	$(10,013,512)	$(10,162,687)	$(149,175)
03/06	40 U.S. Treasury Note	Short	$(4,363,892)	$(4,376,250)	$(12,358)
					$(161,533)

At December 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

4

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$57,024,188
Gross unrealized appreciation	$2,765,685
Gross unrealized depreciation	(190,130)
Net unrealized appreciation	$2,575,555

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	February 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	February 23, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	February 23, 2006